Legal matters - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨) Mws	Mar. 31, 2025 USD ($) Mws	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Legal Matters [Line Items]
Trade receivables (refer Note 9)	₨ 24,268	$ 284	₨ 21,856	₨ 30,687
Dispute With Southern Power Distribution Company of Andhra Pradesh Limited
Legal Matters [Line Items]
Trade receivables (refer Note 9)	₨ 3,627		3,064
Dispute With Southern Power Distribution Company of Andhra Pradesh Limited | AP Entities
Legal Matters [Line Items]
PPA cumulative capacity of MW | Mws	777	777
Trade receivables (refer Note 9)	₨ 5,237		₨ 4,598
Percentage rate of refund amounts deducted with an interest	12